Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Selected Quarterly Financial Data (Unaudited)
Summary of unaudited quarterly results of operations

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income	$49,997	$49,808	$53,593	$55,850
Net income	13,059	11,954	11,756	13,191
Net income per common share	0.28	0.25	0.25	0.25
Common distributions declared	0.42	0.42	0.42	0.43

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income	$38,579	$41,451	$45,243	$51,106
Net income	10,254	10,932	11,563	13,248
Net income per common share	0.25	0.27	0.26	0.28
Common distributions declared	0.41	0.42	0.42	0.42

Schedule of amounts previously reported have been adjusted

	2012
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income as previously reported in 2012	$50,455	$50,273	$54,083	$56,265
Total revenues reclassified as discontinued operations during the first quarter of 2013	(458)	(465)	(490)	(415)
Total revenues restated	$49,997	$49,808	$53,593	$55,850

	2011
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter
Rental income as previously reported in 2011	$39,228	$42,107	$45,889	$51,726
Total revenues reclassified as discontinued operations during the first quarter of 2013	(649)	(656)	(646)	(620)
Total revenues restated	$38,579	$41,451	$45,243	$51,106